Share Capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Dividends (Note 15)	$ 0	$ 7,652,000	$ 11,720,000
Changes in equity [abstract]
Shareholders' (deficit) equity, beginning	(377,573,000)	$ 1,156,208,000	257,550,000
Exercise of stock options (in shares)		12,500
Shareholders' (deficit) equity, ending	$ (1,910,513,000)	$ (377,573,000)	$ 1,156,208,000
Share Capital
Changes in equity [abstract]
Number of shares, beginning (in shares)	51,089,556	50,994,397	28,861,239
Shareholders' (deficit) equity, beginning	$ 1,277,175,000	$ 1,274,472,000	$ 247,035,000
Exercise of stock options (in shares)		12,500
Exercise of stock options		$ 173,000
Vesting of RSUs (in shares)	193,345	82,659
Vesting of RSUs	$ 5,908,000	$ 2,530,000
Number of shares, ending (in shares)	51,282,901	51,089,556	50,994,397
Shareholders' (deficit) equity, ending	$ 1,283,083,000	$ 1,277,175,000	$ 1,274,472,000